SCHEDULE III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
SCHEDULE III - Supplementary Insurance Information
SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION
THE PROGRESSIVE CORPORATION AND SUBSIDIARIES
(millions)

Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims, and loss expenses[1]	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue	Net investment income[1,2]	Benefits, claims, losses, and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Net premiums written
Year ended December 31, 2017:
Personal Lines					$21,947.2		$16,141.4	$1,656.4	$2,954.8	$22,928.4
Commercial Lines					2,793.9		1,966.4	309.3	335.3	3,112.7
Property					988.8		700.2	159.2	190.4	1,091.0
Other indemnity					0		0	0	0.2	0
Total	$780.5	$13,086.9	$8,903.5	$0	$25,729.9	$539.2	$18,808.0	$2,124.9	$3,480.7	$27,132.1
Year ended December 31, 2016:
Personal Lines					$19,188.2		$14,591.1	$1,446.6	$2,549.2	$19,819.5
Commercial Lines					2,421.3		1,741.0	266.7	285.4	2,598.3
Property					864.5		546.1	150.5	137.2	935.7
Other indemnity					0		1.4	0	0.2	0
Total	$651.2	$11,368.0	$7,468.3	$0	$22,474.0	$456.5	$16,879.6	$1,863.8	$2,972.0	$23,353.5
Year ended December 31, 2015:
Personal Lines					$17,294.5		$12,748.7	$1,331.3	$2,379.9	$17,703.6
Commercial Lines					1,995.9		1,244.5	219.4	232.6	2,171.2
Property					609.1		349.0	101.1	98.8	689.6
Other indemnity					(0.4)		(0.2)	0	0.8	(0.4)
Total	$564.1	$10,039.0	$6,621.8	$0	$19,899.1	$431.8	$14,342.0	$1,651.8	$2,712.1	$20,564.0

[1] Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2] Excludes total net realized gains (losses) on securities.